Risk management - Schedule of exposure to risk, Spain real estate business, segment information (Details) - EUR (€) € in Millions	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Disclosure of credit risk exposure [line items]
Total consolidated assets (Total business)	€ 1,734,659	€ 1,595,835	€ 1,508,250
Impairment losses and credit risk allowances. Coverage for unimpaired assets (business in Spain)	193,716	163,853	176,554
Accumulated impairment
Disclosure of credit risk exposure [line items]
Impairment losses and credit risk allowances. Coverage for unimpaired assets (business in Spain)	(226)	€ (215)	€ (284)
Spain
Disclosure of credit risk exposure [line items]
Total consolidated assets (Total business)	1,734,659
Spain | Accumulated impairment
Disclosure of credit risk exposure [line items]
Impairment losses and credit risk allowances. Coverage for unimpaired assets (business in Spain)	(1,311)
Spain | Customers excluding the public sector
Disclosure of credit risk exposure [line items]
Loans and advances	€ 250,702